NET INCOME (LOSS) PER COMMON SHARE (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Earnings Per Share [Abstract]
Net income (loss) per common share
The components of basic and diluted net income (loss) per common share were as follows (in millions, except per share data):

	40 weeks ended November 30, 2019	40 weeks ended December 1, 2018
Net Income (loss)	$398.6	$(4.5)
Weighted average common shares outstanding (1)	279.6	280.6
Dilutive effect of potential common shares (2)	0.2	—
Weighted average common shares and potential dilutive common shares outstanding	279.8	280.6

Basic net income (loss) per common share	$1.43	$(0.02)
Diluted net income (loss) per common share	1.42	(0.02)

The components of basic and diluted net income (loss) per common share were as follows (in millions, except per share data):

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Net Income (loss)	$131.1	$46.3	$(373.3)
Weighted average common shares outstanding (1)	280.1	279.7	279.7
Dilutive effect of potential common shares (2)	0.1	—	—
Weighted average common shares and potential dilutive common shares outstanding	280.2	279.7	279.7

Basic net income (loss) per common share	$0.47	$0.17	$(1.33)
Diluted net income (loss) per common share	0.47	0.17	(1.33)